Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of net loss discontinued operations explanatory

		For the years ended December 31,
	Notes	2022 $	2021 $
Expenses
General and administrative	17	1,185,600	1,412,392
Total operating expenses		1,185,600	1,412,392

Loss from discontinued operations		(1,185,600)	(1,412,392)

Other income		(32,852)	(64,919)
Gain on sale of property and plant		(4,249,582)	—
Net income (loss) from discontinued operations		3,096,834	(1,347,473)

Schedule of cash flow from discontinued operations
	For the years ended December 31,
	2022	2021
	$	$
Operating activities
Net income (loss) from discontinued operations	3,096,834	(1,347,473)
Add (deduct) items not affecting cash
Changes in non-cash working capital balances
Gain on sale of property and plant	(4,249,582)	—
Other receivables	(88,588)	38,822
Prepaid expenses and deposits	98,354	(20,091)
Trade and other payables	—	(53,299)
Cash used in operating activities	(1,142,982)	(1,382,041)

Proceeds from sale of property and plant, net	12,730,942	—
Cash provided by investing activities	12,730,942	—